Expense Example, No Redemption (Vanguard International Growth Fund Participant)	Vanguard International Growth Fund Vanguard International Growth Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	48
3 YEAR	151
5 YEAR	263
10 YEAR	591